Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Acquisitions and disposals
Acquisitions and disposals
3.	Acquisitions and disposals

Business acquisition

Acquisition of Shenlanbao

In June 2023, the Group entered into purchase agreements with shareholders of Shenlanbao to acquire up to 100% of Shenlanbao’s equity ownership in different batches. The Group completed the first batch of 60% equity interest of Shenlanbao in July 2023 with cash consideration of RMB216.0 million. The acquisition of the remaining 40% equity interest of Shenlanbao is subject to certain performance targets and closing conditions in the following three years.

Given the Group obtained majority voting interest of Shenlanbao, the transaction was considered a business combination and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

	Amounts	Estimated useful lives
Net assets acquired	144,215
Newly identified and appreciation of intangible assets
-Trademark	75,000	Indefinite
-Insurance brokerage license	46,000	Indefinite
Goodwill	77,331
Deferred tax liabilities	(30,250)
Mezzanine Equity: Redeemable non-controlling interests	(96,296)
Total	216,000

Net assets acquired primarily consisted of cash and cash equivalents and restricted cash of RMB20,095, short-term investments of RMB72,631, accounts receivable of RMB46,582, contract assets of RMB54,077 and accrued expenses and other current liabilities of RMB59,226 as of the date of acquisition.

Goodwill arising from the acquisition of Shenlanbao was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

Results of operations attributable to the acquisition of Shenlanbao and pro forma results of operations for the acquisition of Shenlanbao have not been presented because they are not material to the consolidated statements of comprehensive income for the years ended December 31, 2022 and 2023.

On March 24, 2025, in order to strengthen synergies between the Group and Shenlanbao, the Group entered into a separate and new share purchase agreement with all non-controlling shareholders of Shenlanbao to acquire all the remaining equity interests in Shenlanbao at a total consideration of RMB7,169, despite that the specified financial targets in the original share purchase agreement for financial year 2023 and 2024 were not met. All of the closing conditions included in the new agreement had been met as of June 30, 2025, and since then, Shenlanbao has been 100% owned by the Group. The acquisition of noncontrolling interests resulted in a decrease in noncontrolling interests of RMB72,254 and an increase in additional paid-in capital of RMB65,085.

Asset acquisition

Acquisition of Tianjin Haike

In December 2025, the Group entered into purchase agreements with shareholders of Tianjin Haike to acquire up to 100% of Tianjin Haike’s equity ownership for a gross consideration or RMB60,516, of which RMB43,516 was related to the effective settlement of the selling shareholder’s loan payable to Tianjin Haike upon closing. This resulted in a net cash consideration of RMB17,000. Tianjin Haike holds an insurance agency license.

3.	Acquisitions and disposals (continued)

Asset acquisition (continued)

Acquisition of Tianjin Haike (continued)

The Company evaluated the acquisition of the purchased assets under ASC 805-Business Combination (ASC 805), and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition.

The purchase price of the assets are as follows:

	As of December 31,	Estimated
	2025	useful lives
	RMB
Value-added tax recoverable	109
Intangible assets — Insurance Brokerage license	24,258	Indefinite
Total assets acquired	24,367
Deferred tax liabilities	(6,064)
Other payables	(1,303)
Total liabilities assumed	(7,367)
Net assets acquired	17,000

The Company recognized any excess consideration transferred over the fair value of the net assets acquired on a relative fair value basis to the identifiable net assets. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant quoted market prices of comparable companies and relevant information.

Disposal of subsidiaries

In October 2023, pursuant to a share purchase agreement, the Group transferred 100% ownership interest in Supervalley Inc. (“Supervally”), a subsidiary of the Group, to third parties in return for cash consideration of USD 1 dollar. As a result, the Group lost control over Supervally. A disposal loss of RMB2,169 was recognized under line-item “others, net” in the consolidated statement of comprehensive income, which is the difference between the disposal consideration of USD 1 dollar and the carrying value in Supervally, amounted to net assets of RMB2,169.